Deposits by Banks (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 28,543	£ 33,862
Drawdown from TFSME	25,000	31,900
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	701	414
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	1,758	941
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 26,084	£ 32,507